Consolidated Statements of Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continued operations
Net operating revenue	R$ 51,291	R$ 51,253	R$ 28,838
Cost of sales	(38,341)	(37,504)	(21,225)
Gross profit	12,950	13,749	7,613
Operating expenses, net
Selling expenses	(7,645)	(7,755)	(5,166)
General and administrative expenses	(1,708)	(1,588)	(532)
Depreciation and amortization	(1,853)	(1,804)	(1,028)
Other operating expenses, net	(7)	(71)	(386)
Total operating expenses	(11,213)	(11,218)	(7,112)
Profit from continued operations before net financial expenses and share of profit of associates	1,737	2,531	501
Financial expenses, net	(1,321)	(728)	(871)
Share of profit of associates	(47)	98	2
Income (loss) before income tax and social contribution	369	1,901	(368)
Income tax and social contribution	594	(662)	95
Net income (loss) for the year from continuing operations	963	1,239	(273)
Net income (loss) for the year from discontinued operations	(3)	1,087	1,109
Net income for the year	960	2,326	836
Net income (loss) for the year attributable to:
Controlling shareholders from continuing operations	805	1,092	(287)
Controlling shareholders from discontinued operations	(3)	1,087	1,077
Total of controlling shareholders	802	2,179	790
Non-controlling shareholders from continuing operations	158	147	14
Non-controlling shareholders from discontinued operations			32
Total of non-controlling shareholders	158	147	46
Total comprehensive income (loss) for the year	R$ 960	R$ 2,326	R$ 836
Basic
Basic earnings (loss) per share – continuing operations	R$ 2.99595	R$ 4.07575	R$ (1.07463)
Basic earnings (loss) per share – discontinued operations	(0.01117)	4.05709	4.03267
Basic earnings per share – total	2.98478	8.13283	2.95804
Diluted
Diluted earnings (loss) per share – continuing operations	2.99153	4.06984	(1.07337)
Diluted earnings (loss) per share – discontinued operations	(0.01117)	4.05120	4.02728
Diluted earnings per share – total	R$ 2.98036	R$ 8.12104	R$ 2.95391